FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 16, 2019

Filed via EDGAR (CIK # 0001022804)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Franklin Fund Allocator Series (“Registrant”)

File Nos. 333-13601 and 811-07851

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of three new series of the Registrant under the 1933 Act. The new series will be called Franklin U.S. Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund, and Franklin Emerging Market Core Equity (IU) Fund (the Funds). The Funds will offer one class of shares and only will be sold to other Franklin Templeton funds.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective on August 1, 2019.  The Amendment relates only to the Funds and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any questions or comments relating to this filing to Kristin H. Ives at (215) 564-8037 or Amy C. Fitzsimmons at (215) 564-8711.

Sincerely,

/s/Steven J. Gary

Vice President and Co-Secretary